RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Related Party Transactions

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Salaries and consulting fees	1,199,069	240,105	880,195	1,118,694
Royalty fees paid to GM	263,000	-	-	-
Stock options and RSU expense	373,683	32,894	161,422	33,125
Total	1,835,752	272,999	1,041,617	1,151,819

*	SVP’s effective last day was December 31, 2023

Schedule of dept portions pertaining to related parties

	CEO	SVP	Director	COO	GM	Total
	$	$	$	$	$	$
Balance - October 31, 2021	65,539	131,078	196,617	163,750	358,537	915,521
Interest	24,621	49,242	73,863	1,250	62,863	211,839
Payments	(43,361)	(86,717)	(130,076)	(165,000)	(61,400)	(486,554)
Balance - October 31, 2022	46,799	93,603	140,404	-	360,000	640,806
Interest	15,649	31,297	46,947	-	64,800	158,693
Payments	(55,778)	(111,555)	(167,333)	-	(64,800)	(399,466)
Balance - October 31, 2023	6,670	13,345	20,018	-	360,000	400,033
Interest	399	794	1,190	-	10,800	13,183
Payments	(7,069)	(14,139)	(21,208)	-	(10,800)	(53,216)
Balance - December 31, 2023	-	-	-	-	360,000	360,000
Borrowed	264,000	-	120,000	-	1,134,952	1,518,952
Interest	7,981	-	3,628	-	802,841	814,450
Payments	(48,839)	-	(22,200)	-	(594,800)	(665,839)
Balance - December 31, 2024	223,142	-	101,428	-	1,702,993	2,027,563